CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (52,448)	$ (60,790)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	21,540	21,752
Equity-based compensation	977	11,711
Amortization of original issue discount and debt issuance costs	279
Accretion of contingent consideration	113	91
Mark-to-market adjustment of stock warrants	(649)	5,861
Premium deficiency reserve	5,140	(1,325)
Changes in assets and liabilities:
Health plan receivable	(21,273)	(44,337)
Clinic fees, insurance, and other receivable	2,542	805
Prepaid expenses and other current assets	(454)	216
Other long-term assets	(1,364)
Accounts payable, accrued expenses, and other current liabilities	8,316	4,018
Accrued payroll	(823)	1,382
Health plan settlements payable	(1,224)	(3,909)
Claims payable	13,690	35,450
Accrued interest	2,275	1,241
Operating lease liability	(359)	58
Net cash used in operating activities	(23,722)	(27,776)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(464)	(877)
Notes receivable		(272)
Net cash used in investing activities	(464)	(1,149)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt, net of original issuance discount	14,102
Repayment of long-term debt		(1,207)
Net cash provided by (used in) financing activities	14,102	(1,207)
Net Change in Cash and Restricted Cash	(10,084)	(30,132)
Cash and restricted cash, beginning of period	18,457	140,834
Cash and restricted cash, end of period	$ 8,373	$ 110,702